Global Strategy Fund Performance Management - Global Strategy Fund	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The below bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI Index (net) (a broad-based securities market index) and a blended index. The blended index is comprised of the 60% MSCI ACWI Index (net) and the 40% Bloomberg Global Aggregate Index (USD hedged) (the “Glb Strat Blended Index”). The Glb Strat Blended Index is relevant to the Fund because they share characteristics similar to the Fund’s investment strategies.Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.Effective December 7, 2021, Franklin Advisers manages the equity assets of the Fund and Brandywine Global manages the fixed income assets of the Fund. From January 29, 2020 through December 6, 2021, Franklin Advisers managed all of the assets of the Fund. Prior to January 29, 2020, Templeton Investment Counsel, LLC managed the equity assets of the Fund and Franklin Advisers managed the fixed income assets of the Fund.
Performance Past Does Not Indicate Future [Text]	Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The below bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI Index (net) (a broad-based securities market index) and a blended index. The blended index is comprised of the 60% MSCI ACWI Index (net) and the 40% Bloomberg Global Aggregate Index (USD hedged) (the “Glb Strat Blended Index”). The Glb Strat Blended Index is relevant to the Fund because they share characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:December 31, 20239.83%Lowest Quarterly Return:March 31, 2020-14.67%Year to Date Most Recent Quarter:June 30, 20269.47%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
None
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	9.47%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	9.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(14.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020